Business Combination (Details) ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 20, 2016 CNY (¥) shares	Mar. 10, 2014 CNY (¥) item shares	Apr. 30, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Allocation of purchase price
Goodwill				$ 966,282	¥ 6,650,570	¥ 6,643,669	¥ 6,527,019	¥ 14,401
Amortization years				9 years 3 months 18 days	9 years 3 months 18 days
Technology
Allocation of purchase price
Amortization years				6 years 7 months 6 days	6 years 6 months
Domain names and trademarks
Allocation of purchase price
Amortization years				19 years 3 months 18 days	19 years 6 months
Strategic Cooperation Agreement
Business combination
Estimated useful lives (in years)				5 years
Allocation of purchase price
Amortization years				5 years	5 years
Non-compete Agreement
Allocation of purchase price
Amortization years				8 years	8 years
Transaction with Tencent
Allocation of purchase price
Goodwill		¥ 2,593,420
Deferred tax liability		(41,893)
Transaction with Tencent | Technology
Allocation of purchase price
Intangible assets acquired		¥ 108,800
Amortization years		5 years
Transaction with Tencent | Domain names and trademarks
Allocation of purchase price
Intangible assets acquired		¥ 33,100
Amortization years		10 years
Transaction with Tencent | Advertising customer relationship
Allocation of purchase price
Intangible assets acquired		¥ 80,400
Amortization years		7 years
Transaction with Tencent | Logistic workforce
Allocation of purchase price
Intangible assets acquired		¥ 13,900
Amortization years		3 years
Transaction with Tencent | Strategic Cooperation Agreement
Allocation of purchase price
Intangible assets acquired		¥ 6,075,289
Amortization years		5 years
Transaction with Tencent | Non-compete Agreement
Business combination
Estimated useful lives (in years)		8 years
Allocation of purchase price
Intangible assets acquired		¥ 1,442,389
Amortization years		8 years
Transaction with Tencent | Huang River Investment Limited
Business combination
Shares issued on a fully diluted basis (as a percent)		15.00%
Total consideration		¥ 11,665,015
Transaction with Tencent | Ordinary shares | Huang River Investment Limited
Business combination
Ordinary shares issued as consideration for the Transaction | shares		351,678,637
Transaction with Tencent | Combined Platform Business
Business combination
Business operation acquired (as a percent)		100.00%
Number of online marketplace platforms acquired | item		2
Transaction with Tencent | Shanghai Icson
Business combination
Percentage of equity interest acquired		9.90%
Transaction with Tencent | Shanghai Icson | Call Option
Business combination
Minimum price to be paid to acquire remaining equity interest in acquiree		¥ 800,000
Maximum period to acquire remaining interest in acquiree		3 years
Payment to acquire remaining equity interest			¥ 800,000
Transaction with Walmart
Business combination
Term within which shares cannot be transferred	5 years
Allocation of purchase price
Fair value of the Company's shares issued	¥ 9,592,258
Total Purchase price	¥ 9,592,258
Transaction with Walmart | Non-compete Agreement
Business combination
Estimated useful lives (in years)	8 years
Discount rate (as a percent)	17.00%
Allocation of purchase price
Intangible assets acquired	¥ 1,019,816
Amortization years	8 years
Transaction with Walmart | Class A ordinary shares
Business combination
Ordinary shares issued as consideration for the Transaction | shares	144,952,250
Shares issued on a fully diluted basis (as a percent)	5.00%
Transaction with Walmart | YHD marketplace
Allocation of purchase price
Property, plant and equipment, net	¥ 65,887
Goodwill	5,755,826
Deferred tax liability	(916,910)
Transaction with Walmart | YHD marketplace | Technology
Allocation of purchase price
Intangible assets acquired	¥ 537,785
Amortization years	7 years
Transaction with Walmart | YHD marketplace | Domain names and trademarks
Allocation of purchase price
Intangible assets acquired	¥ 3,099,958
Amortization years	20 years
Transaction with Walmart | YHD marketplace | Customer relationship
Allocation of purchase price
Intangible assets acquired	¥ 29,896
Amortization years	10 years
Business cooperation agreement
Business combination
Period of agreement	5 years